Shareholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($) vote $ / shares shares	Jul. 01, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of classes of share capital [line items]
Capital reserves	$ 335,603	$ 293,170	$ 294,914	$ 575,306	$ 565,467
RSUs
Disclosure of classes of share capital [line items]
Number of shares outstanding subject to forfeiture or repurchase (in shares) | shares	72,484		270,251
Merger reserve
Disclosure of classes of share capital [line items]
Capital reserves	$ 35,000		$ 35,000	35,000
Capital redemption reserve
Disclosure of classes of share capital [line items]
Capital reserves	98		98	98
Capital redemption and merger reserves
Disclosure of classes of share capital [line items]
Capital reserves	$ 34,900		$ 34,900	$ 34,900
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (USD per share) | $ / shares	$ 0.10
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Automatic conversion, percentage of total shares outstanding (less than 10%)	10.00%
Optional conversion, percentage of conversion consent (more than 66.66%)	66.66%
Ordinary stock, voting rights per share | vote	10
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Shares issued upon conversion (shares) | shares	1
Ordinary stock, voting rights per share | vote	1